Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets
7.	Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deductible value-added tax input	8,976	9,022	1,271
Prepayment for service	11,157	6,702	944
Prepayment for acquisition of inventories	6,910	2,168	305
Loans receivable – current portion (Note 9)	4,000	2,163	305
Foreign exchange forward contract	—	1,743	245
Unbilled revenue	10,800	—	—
Others	3,340	2,893	407

	45,183	24,691	3,477

The Group was eligible to the unconditional right to consideration after obtaining type certificate in October 2023, resulting in the conversion of unbilled revenue to accounts receivable. The expected credit losses of unbilled revenue due to adoption of ASC Topic 326 on January 1, 2023 amounting to RMB1,269 (US$179) converted to accounts receivable accordingly (Note 5).
For the year ended December 31, 2023, expected credit loss provision related to other receivables were recognized amounting to RMB695 (US$98). For the years ended December 31, 2021 and 2022, the Group’s allowance for doubtful accounts related to other receivables were RMB1,537 and RMB1,655.